DERIVATIVE INSTRUMENTS - Notional Amounts (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	$ 12,561	$ 11,797
Assets	271	317
Liabilities	(1,048)	(944)
Reinsurance funds withheld | Modco arrangement
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	0
Assets	126	151
Liabilities	0	0
Policyholder account balances | Indexed annuity and variable annuity product
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	0	0
Assets	0	0
Liabilities	(1,044)	(907)
Other | Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	8,178	7,452
Assets	104	157
Liabilities	0	0
Other | Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	2,567	2,809
Assets	39	7
Liabilities	0	(12)
Other | Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	1,786	1,504
Assets	0	0
Liabilities	(4)	(25)
Other | Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	17	17
Assets	1	1
Liabilities	0	0
Other | Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Amount	13	15
Assets	1	1
Liabilities	$ 0	$ 0